Business Combination - Summary of Bargain Purchase (Detail) - Codensa S.A [Member] - Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 01, 2016 USD ($)	Oct. 01, 2016 COP ($)
Disclosure Of Business Combinations [Line Items]
Consideration transferred		$ 34,939	$ 105,532,468
Fair value of pre-existing interest in the acquiree		28,633
Fair value of identifiable net assets acquired		$ (70,536)
Bargain purchase	$ (6,964)